Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,699,457.34

Principal:
Principal Collections	$27,310,258.19
Prepayments in Full	$35,303,616.14
Liquidation Proceeds	$83,050.85
Recoveries	$95.00
Sub Total	$62,697,020.18
Collections	$67,396,477.52

Purchase Amounts:
Purchase Amounts Related to Principal	$234,923.71
Purchase Amounts Related to Interest	$1,691.51
Sub Total	$236,615.22

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$67,633,092.74

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	3
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$67,633,092.74
Servicing Fee	$1,018,051.95	$1,018,051.95	$0.00	$0.00	$66,615,040.79
Interest - Class A-1 Notes	$27,897.20	$27,897.20	$0.00	$0.00	$66,587,143.59
Interest - Class A-2 Notes	$137,686.67	$137,686.67	$0.00	$0.00	$66,449,456.92
Interest - Class A-3 Notes	$193,040.00	$193,040.00	$0.00	$0.00	$66,256,416.92
Interest - Class A-4 Notes	$73,675.67	$73,675.67	$0.00	$0.00	$66,182,741.25
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$66,182,741.25
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$66,146,240.75
Second Priority Principal Payment	$26,134,078.21	$26,134,078.21	$0.00	$0.00	$40,012,162.54
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$39,983,221.54
Third Priority Principal Payment	$26,310,000.00	$26,310,000.00	$0.00	$0.00	$13,673,221.54
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$13,633,318.04
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,633,318.04
Regular Principal Payment	$101,826,137.93	$13,633,318.04	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$67,633,092.74

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$26,134,078.21
Third Priority Principal Payment					$26,310,000.00
Regular Principal Payment					$13,633,318.04
Total					$66,077,396.25
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$66,077,396.25	$226.14	$27,897.20	$0.10	$66,105,293.45	$226.24
Class A-2 Notes	$0.00	$0.00	$137,686.67	$0.32	$137,686.67	$0.32
Class A-3 Notes	$0.00	$0.00	$193,040.00	$0.48	$193,040.00	$0.48
Class A-4 Notes	$0.00	$0.00	$73,675.67	$0.63	$73,675.67	$0.63
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$66,077,396.25	$49.24	$537,644.54	$0.40	$66,615,040.79	$49.64

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$154,270,216.14	0.5279610	$88,192,819.89	0.3018235
Class A-2 Notes	$434,800,000.00	1.0000000	$434,800,000.00	1.0000000
Class A-3 Notes	$406,400,000.00	1.0000000	$406,400,000.00	1.0000000
Class A-4 Notes	$116,330,000.00	1.0000000	$116,330,000.00	1.0000000
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$1,203,880,216.14	0.8972062	$1,137,802,819.89	0.8479612

Pool Information
Weighted Average APR	4.406%	4.376%
Weighted Average Remaining Term	53.84	52.94
Number of Receivables Outstanding	56,151	53,825
Pool Balance	$1,221,662,336.53	$1,158,715,997.38
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,186,750,033.98	$1,125,126,137.93
Pool Factor	0.9028340	0.8563153

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$17,380,739.96
Yield Supplement Overcollateralization Amount	$33,589,859.45
Targeted Overcollateralization Amount	$44,204,890.65
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$20,913,177.49

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	3

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		191	$14,490.26
(Recoveries)		1	$95.00
Net Losses for Current Collection Period			$14,395.26
Cumulative Net Losses Last Collection Period			$9,511.34
Cumulative Net Losses for all Collection Periods			$23,906.60

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.01%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.73%	381	$8,458,805.05
61-90 Days Delinquent	0.06%	27	$637,963.34
91-120 Days Delinquent	0.01%	3	$73,982.49
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.79%	411	$9,170,750.88

Repossession Inventory:
Repossessed in the Current Collection Period		24	$574,296.34
Total Repossessed Inventory		31	$785,251.67

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0009%
Preceding Collection Period			0.0082%
Current Collection Period			0.0145%
Three Month Average			0.0079%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0103%
Preceding Collection Period			0.0303%
Current Collection Period			0.0557%
Three Month Average			0.0321%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer